UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-4880
DREYFUS PREMIER GNMA FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/04

FORM N-Q

Item 1.	Schedule of Investments.

DREYFUS PREMIER GNMA FUND

Statement of Investments
September 30, 2004 (Unaudited)
		Principal
Bonds and Notes -	101.1%	Amount ($)	Value ($)

U.S. Government Agencies/Mortgage-Backed-	93.6%

Government National Mortgage Association I:
5%		23,410,000 a	23,285,459
5.5%, 3/15/2033-1/15/2034		32,592,260	33,256,711
6%, 2/15/2029-9/15/2034		29,441,108	30,618,355
6.5%, 11/15/2007-10/15/2033		13,703,987	14,494,967
7.5%, 2/15/2022-12/15/2023		888,560	962,200
8%, 4/15/2008-12/15/2022		1,436,831	1,549,844
8.5%, 10/15/2016-11/15/2022		575,005	637,228
9%, 11/15/2019-12/15/2022		457,239	516,534
9.5%, 5/15/2018-1/15/2025		321,820	365,408
Project Loans:
6.32%, 10/15/2033		1,450,710	1,536,325
6.45%, 8/15/2033		1,128,611	1,177,801
6.5%, 7/15/2033		886,697	926,761
6.625%, 11/15/2033		1,644,129	1,717,370
Government National Mortgage Association II:
3%, 7/20/2030-8/20/2030		509,803 b	512,051
3.375%, 4/20/2030-6/20/2032		3,255,133 b	3,308,869
4%, 7/20/2032		840,320 b	862,126
5.5%		16,636,000 a	16,916,733
6.5%, 5/20/2031		3,651,092	3,850,734
7%, 1/20/2028-4/20/2032		4,624,306	4,923,168
7.5%, 9/20/2030		34,169	36,668
9%, 7/20/2025		278,045	312,192
			141,767,504

U.S. Government-	7.5%
U.S. Treasury Notes,
7.875%, 11/15/2004		11,300,000 c,d	11,388,253

Total Bonds and Notes
(cost $ 153,436,733)			153,155,757

Short-Term Investments-	3.4%

U.S. Treasury Bills:
1.33%, 10/14/2004		1,750,000	1,749,072
1.37%, 10/28/2004		2,650,000	2,647,111
1.49%, 12/2/2004		750,000	747,953

Total Short-Term Investments
(cost $ 5,144,509)			5,144,136

Investment of Cash Collateral
for Securities Loaned -	6.7%	Shares	Value($)
Registered Investment Company,

Dreyfus Institutional Cash Advantage Plus Fund
(cost $ 10,119,533)	10,119,533 e	10,119,533

Total Investments
(cost $ 168,700,775)	111.2%	168,419,426
Liabilities, Less Cash and Receivables	(11.2)%	(16,976,515)
Net Assets	100.0%	151,442,911

(a)	Purchased on a forward commitment basis.
(b)	Variable rate security-interest rate subject to periodic change.
(c)	Partially held by a broker as collateral for open financial futures positions.
(d)	A portion of this security is on loan. At September 30, 2004, the total market value of the fund's security on loan is $ 9,632,648 and the total market value of the collateral held by the fund is $ 10,119,533
(e)	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange
Commission on Form N-CSR.

DREYFUS PREMIER GNMA FUND
Statement of Financial Futures
September 30, 2004 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 9/30/2004 ($)
Financial Futures Long
U.S. Treasury 10 Year Notes	3	337,875	December 2004	750
U.S. Treasury 30 Year Bonds	63	7,069,781	December 2004	54,633

Financial Futures Short
U.S. Treasury 5 Year Notes	182	20,156,500	December 2004	30,781
				86,164

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER GNMA FUND
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 17, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)